Prepaid Lease Payments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Prepaid Lease Payments

	As of December 31
	2016	2017	2017
	RMB’000	RMB’000	US$’000
The Group’s prepaid lease payments comprise were analyzed for reporting purposes as:
Non-current assets	376,449	367,024	56,411
Current assets	9,425	9,425	1,449

	385,874	376,449	57,860

Changes in Prepaid Lease Payments

	As of December 31
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Beginning of the year	395,299	385,874	59,309
Amortization charge for the year	(9,425)	(9,425)	(1,449)

End of the year	385,874	376,449	57,860